Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s Prospectus and other information about the Portfolio online at janus.com/variable-insurance. You can also get this information at no cost by calling a Janus representative at 1-877-335-2687 or by sending an email request to prospectusrequest@janus.com.	[JANUS LOGO]

Summary Prospectus dated May 1, 2011
Global Technology Portfolio

Ticker:	N/A	Service Shares

INVESTMENT OBJECTIVE

Global Technology Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.64%
Distribution/Service (12b-1) Fees		0.25%
Other Expenses		0.24%
Short Sale Dividend Expenses	0.09%
Remaining Other Expenses	0.15%
Total Annual Fund Operating Expenses		1.13%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service Shares	$115	$359	$622	$1,375

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 79% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. These companies generally fall into two categories:

•	companies that the portfolio manager believes have or will develop products, processes, or services that will provide significant technological advancements or improvements; and

•	companies that the portfolio manager believes rely extensively on technology in connection with their operations or services.

The Portfolio implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Portfolio normally invests in issuers from several different countries, which may include the

1 ï Global Technology Portfolio

United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. The Portfolio may also invest in U.S. and foreign debt securities.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

The Portfolio may also invest its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as stocks, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. The Portfolio has invested in and may continue to invest in derivative instruments (by taking long and/or short positions), including, but not limited to, put and call options, futures contracts, and forward currency contracts to increase or decrease the Portfolio’s exposure to a particular market, to manage or adjust the risk profile of the Portfolio, and to earn income and enhance returns. The Portfolio’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Portfolio normally has significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region which could have a negative impact on the Portfolio’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Portfolio invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve specialized risks. As of December 31, 2010, approximately 5.3% of the Portfolio’s investments were in emerging markets.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

2 ï Janus Aspen Series

Industry Risk. Although the Portfolio does not concentrate its investments in specific industries, it may invest in companies related in such a way that they react similarly to certain market pressures. As a result, the Portfolio’s returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Portfolio. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Portfolio. If the counterparty to a derivative transaction defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Portfolio enters into short derivative positions, the Portfolio may be exposed to risks similar to those associated with short sales, including the risk that the Portfolio’s losses are theoretically unlimited.

Securities Lending Risk. The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Portfolio’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Annual Total Returns for Service Shares (calendar year-end)

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
−37.31%	−40.93%	46.47%	0.57%	11.55%	7.83%	21.70%	−43.97%	56.90%	24.40%

Best Quarter: Fourth Quarter 2001 31.19% Worst Quarter: Third Quarter 2001 −35.48%

3 ï Global Technology Portfolio

Average Annual Total Returns (periods ended 12/31/10)

	1 Year	5 Years	10 Years	Since Inception (1/18/00)

Global Technology Portfolio

Service Shares	24.40%	7.49%	−1.35%	−4.92%

S&P 500® Index	15.06%	2.29%	1.41%	0.50%
(reflects no deduction for fees, expenses, or taxes)

Morgan Stanley Capital International World Information Technology Index (net)	10.50%	3.52%	−1.98%	−5.93%
(reflects no deduction for fees, expenses, or taxes)

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: Burton H. Wilson, Janus Capital’s Assistant Director of Equity Research, is Executive Vice President and Portfolio Manager of the Portfolio, which he has managed or co-managed since February 2006.

PURCHASE AND SALE OF PORTFOLIO SHARES

Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Requests are duly processed at the NAV next calculated after your order is received in good order by the Portfolio or its agents. Refer to the appropriate separate account prospectus or plan documents for details.

TAX INFORMATION

Because Shares of the Portfolio may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or net capital gains distributions made by the Portfolio will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified plan. The federal income tax status of your investment depends on the features of your qualified plan or variable insurance contract.

PAYMENTS TO INSURERS, BROKER-DEALERS, AND OTHER FINANCIAL INTERMEDIARIES

Portfolio shares are generally available only through an insurer’s variable contracts, or an employer or other retirement plan (Retirement Products). Retirement Products are generally purchased through a broker-dealer or other financial intermediary. The Portfolio or its distributor (and/or their related companies) may make payments to the insurer and/or its related companies for distribution and/or other services; some of the payments may go to broker-dealers and other financial intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the insurer’s decision to include the Portfolio as an underlying investment option in a variable contract. Ask your financial advisor, visit your intermediary’s website, or consult your insurance contract prospectus for more information.

4 ï Janus Aspen Series

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s Prospectus and other information about the Portfolio online at janus.com/variable-insurance. You can also get this information at no cost by calling a Janus representative at 1-877-335-2687 or by sending an email request to prospectusrequest@janus.com.	[JANUS LOGO]

Summary Prospectus dated May 1, 2011
Global Technology Portfolio

Ticker:	N/A	Service II Shares

INVESTMENT OBJECTIVE

Global Technology Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.

SHAREHOLDER FEES (fees paid directly from your investment)

Redemption fee on Shares held 60 days or less (as a percentage of amount redeemed)		1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.64%
Distribution/Service (12b-1) Fees		0.25%
Other Expenses		0.22%
Short Sale Dividend Expenses	0.09%
Remaining Other Expenses	0.13%
Total Annual Fund Operating Expenses		1.11%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Service II Shares	$113	$353	$612	$1,352

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 79% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. These companies generally fall into two categories:

•	companies that the portfolio manager believes have or will develop products, processes, or services that will provide significant technological advancements or improvements; and

•	companies that the portfolio manager believes rely extensively on technology in connection with their operations or services.

1 ï Global Technology Portfolio

The Portfolio implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Portfolio normally invests in issuers from several different countries, which may include the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. The Portfolio may also invest in U.S. and foreign debt securities.

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

The Portfolio may also invest its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as stocks, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. The Portfolio has invested in and may continue to invest in derivative instruments (by taking long and/or short positions), including, but not limited to, put and call options, futures contracts, and forward currency contracts to increase or decrease the Portfolio’s exposure to a particular market, to manage or adjust the risk profile of the Portfolio, and to earn income and enhance returns. The Portfolio’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Portfolio normally has significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region which could have a negative impact on the Portfolio’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Portfolio invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve specialized risks. As of December 31, 2010, approximately 5.3% of the Portfolio’s investments were in emerging markets.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

2 ï Janus Aspen Series

Industry Risk. Although the Portfolio does not concentrate its investments in specific industries, it may invest in companies related in such a way that they react similarly to certain market pressures. As a result, the Portfolio’s returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Portfolio. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Portfolio. If the counterparty to a derivative transaction defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Portfolio enters into short derivative positions, the Portfolio may be exposed to risks similar to those associated with short sales, including the risk that the Portfolio’s losses are theoretically unlimited.

Securities Lending Risk. The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The Portfolio’s Service II Shares commenced operations on December 31, 2001. The returns shown for the Service II Shares for periods prior to December 31, 2001 reflect the historical performance of a different class of shares (the Institutional Shares), restated based on the Service II Shares’ estimated fees and expenses (ignoring any fee and expense limitations). The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses, but do not take into account the 1.00% redemption fee (on interests held in separate accounts or plans for 60 days or less). The table compares the average annual returns for the Service II Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Portfolio’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

3 ï Global Technology Portfolio

Annual Total Returns for Service II Shares (calendar year-end)

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
−37.31%	−40.92%	47.13%	0.84%	11.33%	7.94%	21.75%	−43.89%	57.09%	24.52%

Best Quarter: Fourth Quarter 2001 31.19% Worst Quarter: Third Quarter 2001 −35.48%

Average Annual Total Returns (periods ended 12/31/10)

	1 Year	5 Years	10 Years	Since Inception (1/18/00)

Global Technology Portfolio

Service II Shares	24.52%	7.60%	−1.35%	−4.92%

S&P 500® Index	15.06%	2.29%	1.41%	0.50%
(reflects no deduction for fees, expenses, or taxes)

Morgan Stanley Capital International World Information Technology Index (net)	10.50%	3.52%	−1.98%	−5.93%
(reflects no deduction for fees, expenses, or taxes)

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: Burton H. Wilson, Janus Capital’s Assistant Director of Equity Research, is Executive Vice President and Portfolio Manager of the Portfolio, which he has managed or co-managed since February 2006.

PURCHASE AND SALE OF PORTFOLIO SHARES

Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Requests are duly processed at the NAV next calculated after your order is received in good order by the Portfolio or its agents. Refer to the appropriate separate account prospectus or plan documents for details.

TAX INFORMATION

Because Shares of the Portfolio may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or net capital gains distributions made by the Portfolio will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified plan. The federal income tax status of your investment depends on the features of your qualified plan or variable insurance contract.

PAYMENTS TO INSURERS, BROKER-DEALERS, AND OTHER FINANCIAL INTERMEDIARIES

Portfolio shares are generally available only through an insurer’s variable contracts, or an employer or other retirement plan (Retirement Products). Retirement Products are generally purchased through a broker-dealer or other financial intermediary. The Portfolio or its distributor (and/or their related companies) may make payments to the insurer and/or its related companies for distribution and/or other services; some of the payments may go to broker-dealers and other financial intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the insurer’s decision to

4 ï Janus Aspen Series

include the Portfolio as an underlying investment option in a variable contract. Ask your financial advisor, visit your intermediary’s website, or consult your insurance contract prospectus for more information.

5 ï Global Technology Portfolio

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s Prospectus and other information about the Portfolio online at janus.com/variable-insurance. You can also get this information at no cost by calling a Janus representative at 1-877-335-2687 or by sending an email request to prospectusrequest@janus.com.	[JANUS LOGO]

Summary Prospectus dated May 1, 2011
Global Technology Portfolio

Ticker:	JGLTX	Institutional Shares

INVESTMENT OBJECTIVE

Global Technology Portfolio seeks long-term growth of capital.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.64%
Other Expenses		0.23%
Short Sale Dividend Expenses	0.09%
Remaining Other Expenses	0.14%
Total Annual Fund Operating Expenses		0.87%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$89	$278	$482	$1,073

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 79% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. These companies generally fall into two categories:

•	companies that the portfolio manager believes have or will develop products, processes, or services that will provide significant technological advancements or improvements; and

•	companies that the portfolio manager believes rely extensively on technology in connection with their operations or services.

The Portfolio implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. The Portfolio normally invests in issuers from several different countries, which may include the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. The Portfolio may also invest in U.S. and foreign debt securities.

1 ï Global Technology Portfolio

The portfolio manager applies a “bottom up” approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

The Portfolio may also invest its assets in derivatives, which are instruments that have a value derived from an underlying asset, such as stocks, bonds, commodities, currencies, interest rates, or market indices, as substitutes for securities in which the Portfolio invests. The Portfolio has invested in and may continue to invest in derivative instruments (by taking long and/or short positions), including, but not limited to, put and call options, futures contracts, and forward currency contracts to increase or decrease the Portfolio’s exposure to a particular market, to manage or adjust the risk profile of the Portfolio, and to earn income and enhance returns. The Portfolio’s exposure to derivatives will vary, is not limited to those derivatives listed, and could be significant at times.

The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to 1/3 of its total assets as determined at the time of the loan origination.

PRINCIPAL INVESTMENT RISKS

The biggest risk is that the Portfolio’s returns will vary, and you could lose money. The Portfolio is designed for long-term investors seeking an equity portfolio, including common stocks. Common stocks tend to be more volatile than many other investment choices.

Foreign Exposure Risk. The Portfolio normally has significant exposure to foreign markets, including emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. A market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Emerging Markets Risk. The risks of foreign investing mentioned above are heightened when investing in emerging markets. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. In addition, the Portfolio’s investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Portfolio’s investments. To the extent that the Portfolio invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region which could have a negative impact on the Portfolio’s performance. Some of the risks of investing directly in foreign and emerging market securities may be reduced when the Portfolio invests indirectly in foreign securities through various other investment vehicles including derivatives, which also involve specialized risks. As of December 31, 2010, approximately 5.3% of the Portfolio’s investments were in emerging markets.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or multiple companies in the Portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money.

Growth Securities Risk. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. The price of a “growth” security may be impacted if the company does not realize its anticipated potential or if there is a shift in the market to favor other types of securities.

Industry Risk. Although the Portfolio does not concentrate its investments in specific industries, it may invest in companies related in such a way that they react similarly to certain market pressures. As a result, the Portfolio’s returns may be considerably more volatile than the returns of a fund that does not invest in similarly related companies.

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Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Portfolio. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Portfolio. If the counterparty to a derivative transaction defaults, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Portfolio enters into short derivative positions, the Portfolio may be exposed to risks similar to those associated with short sales, including the risk that the Portfolio’s losses are theoretically unlimited.

Securities Lending Risk. The Portfolio may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Portfolio may experience delays and costs in recovering the security or gaining access to the collateral provided to the Portfolio to collateralize the loan. If the Portfolio is unable to recover a security on loan, the Portfolio may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Portfolio.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Institutional Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Portfolio’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.

Annual Total Returns for Institutional Shares (calendar year-end)

2001	2002	2003	2004	2005	2006	2007	2008	2009	2010
−37.07%	−40.77%	46.75%	0.88%	11.70%	8.12%	22.07%	−43.70%	57.09%	24.83%

Best Quarter: Fourth Quarter 2001 31.10% Worst Quarter: Third Quarter 2001 −35.42%

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Average Annual Total Returns (periods ended 12/31/10)

	1 Year	5 Years	10 Years	Since Inception (1/18/00)

Global Technology Portfolio

Institutional Shares	24.83%	7.82%	−1.07%	−4.67%

S&P 500® Index	15.06%	2.29%	1.41%	0.50%
(reflects no deduction for fees, expenses, or taxes)

Morgan Stanley Capital International World Information Technology Index (net)	10.50%	3.52%	−1.98%	−5.93%
(reflects no deduction for fees, expenses, or taxes)

MANAGEMENT

Investment Adviser: Janus Capital Management LLC

Portfolio Manager: Burton H. Wilson, Janus Capital’s Assistant Director of Equity Research, is Executive Vice President and Portfolio Manager of the Portfolio, which he has managed or co-managed since February 2006.

PURCHASE AND SALE OF PORTFOLIO SHARES

Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Requests are duly processed at the NAV next calculated after your order is received in good order by the Portfolio or its agents. Refer to the appropriate separate account prospectus or plan documents for details.

TAX INFORMATION

Because Shares of the Portfolio may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or net capital gains distributions made by the Portfolio will be exempt from current federal income taxation if left to accumulate within the variable insurance contract or qualified plan. The federal income tax status of your investment depends on the features of your qualified plan or variable insurance contract.

PAYMENTS TO INSURERS, BROKER-DEALERS, AND OTHER FINANCIAL INTERMEDIARIES

Portfolio shares are generally available only through an insurer’s variable contracts, or an employer or other retirement plan (Retirement Products). Retirement Products are generally purchased through a broker-dealer or other financial intermediary. The Portfolio or its distributor (and/or their related companies) may make payments to the insurer and/or its related companies for distribution and/or other services; some of the payments may go to broker-dealers and other financial intermediaries. These payments may create a conflict of interest for an intermediary, or be a factor in the insurer’s decision to include the Portfolio as an underlying investment option in a variable contract. Ask your financial advisor, visit your intermediary’s website, or consult your insurance contract prospectus for more information.

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